Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) [Line Items]
Lease term	3 years
Total cash outflows for leases	$ 380	$ 357	$ 529
Bottom of ranfe [Member]
Leases (Details) [Line Items]
Lease term	1 year
Top of range [Member]
Leases (Details) [Line Items]
Lease term	4 years